Borrowings and lease liabilities	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about borrowings [abstract]
Borrowings and lease liabilities	Borrowings and lease liabilities

	Interest rate %	Maturity	2020	2019

Bank borrowings – domestic (i)	113% of CDI(*)	March 2021	10,523	52,668
Related parties			10,523	52,668
Financial institution (ii)	CDI (*)+ 0.774%	April 2023	273,564	329,410
Third parties			273,564	329,410
Total borrowings			284,087	382,078
Lease liabilities			208,448	255,406
Total borrowings and lease liabilities			492,535	637,484
Current			51,656	116,450
Non-current			440,879	521,034

(*)	Brazilian Interbank Offering Rate (CDI)
(i)	Loan agreement with Itaú Unibanco with maturity on March 8, 2021, payable in 36 monthly installments.
(ii)	Loan agreement entered into on March 28, 2018 with the International Finance Corporation (IFC). The principal amount is due on the maturity date and accrued interests payable at every six months.
All the obligations above contain financial covenants, which comply with certain performance conditions. The Group has complied with these covenants throughout the reporting period (Note 39 (ii)).